Deposits (Tables)	12 Months Ended
Dec. 31, 2011
Deposits [Abstract]
Summary Of Noninterest Bearing And Interest Bearing Deposits

December 31 (In thousands)	2011	2010
Noninterest bearing	$995,733	$937,719
Interest bearing	3,469,381	4,157,701
Total	$4,465,114	$5,095,420

Maturities Of Time Deposits

(In thousands)
2012	$1,035,594
2013	236,549
2014	98,045
2015	66,353
2016	61,019
After 5 years	1,545
Total	$1,499,105

Maturities Of Time Deposits Less Than 100K

December 31 (In thousands)
3 months or less	$171,090
Over 3 months through 6 months	122,481
Over 6 months through 12 months	186,793
Over 12 months	158,581
Total	$638,945